Discontinued Operations - Summary of Disaggregation of Revenue by Geography (Detail) - Discontinued operations [member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Revenues	$ 1,553	$ 1,501	$ 3,136	$ 2,986
U.S. [member]
Disclosure of geographical areas [line items]
Revenues	568	562	1,149	1,128
Canada [member]
Disclosure of geographical areas [line items]
Revenues	34	33	67	64
Other [member]
Disclosure of geographical areas [line items]
Revenues	26	25	53	51
Americas [member]
Disclosure of geographical areas [line items]
Revenues	628	620	1,269	1,243
U.K. [Member]
Disclosure of geographical areas [line items]
Revenues	232	216	472	423
Other Countries [member]
Disclosure of geographical areas [line items]
Revenues	398	376	806	747
EMEA (Europe, Middle East and Africa) [member]
Disclosure of geographical areas [line items]
Revenues	630	592	1,278	1,170
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	$ 295	$ 289	$ 589	$ 573